	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2023

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.24%
	Communication Services - Media & Entertainment -- 6.10%
1,308,450	Alphabet Inc. Class C*	$ 184,399,859
693,645	Trade Desk, Inc. Class A*	49,914,694
		234,314,553

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 9.85%
755,110	Amazon.com, Inc.*	114,731,414
229,105	Home Depot, Inc.	79,396,338
83,176	O'Reilly Automotive, Inc.*	79,023,854
657,130	TJX Companies Inc	61,645,365
88,800	Ulta Beauty Inc.*	43,511,112
		378,308,083

	Consumer Discretionary - Consumer Services -- 4.08%
27,655	Chipotle Mexican Grill, Inc.*	63,245,879
156,980	McDonald's Corporation	46,546,140
487,775	Starbucks Corporation	46,831,278
		156,623,297

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.81%
105,000	Costco Wholesale Corporation	69,308,400

	Consumer Staples – Food, Beverage & Tobacco -- 2.26%
195,000	Constellation Brands, Inc. Class A	47,141,250
545,040	Mondelez International, Inc. Class A	39,477,247
		86,618,497

	Energy - Energy -- 1.17%
1,700,000	Enterprise Products Partners L.P.	44,795,000

	Financials - Banks -- 1.41%
319,170	JPMorgan Chase & Co.	54,290,817

	Financials - Financial Services -- 11.13%
491,620	Fiserv, Inc.*	65,306,801
446,792	Global Payments Inc.	56,742,584
395,000	Intercontinental Exchange, Inc.	50,729,850
184,755	Mastercard Incorporated Class A	78,799,855
164,740	S&P Global, Inc.	72,571,265
494,650	Charles Schwab Corp	34,031,920
265,030	Visa Inc. Class A	69,000,560
		427,182,835

	Financials - Insurance -- 1.72%
227,270	Aon Plc Class A	66,140,115

	Health Care - Health Care Equipment & Services -- 9.10%
605,000	Alcon AG	47,262,600
1,110,000	Boston Scientific Corporation*	64,169,100
684,275	DexCom, Inc.*	84,911,685
183,615	Laboratory Corporation of America Holdings	41,733,853
163,895	Stryker Corporation	49,079,997
117,760	UnitedHealth Group Incorporated	61,997,107
		349,154,342

	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 5.59%
703,285	Astrazeneca PLC Sponsored ADR	47,366,245
98,635	Eli Lilly and Company	57,496,314
351,752	Merck & Co., Inc.	38,348,003
134,363	Thermo Fisher Scientific Inc.	71,318,537
		214,529,099

	Industrials - Capital Goods -- 5.26%
1,005,000	Fastenal Company	65,093,850
650,000	Fortive Corp.	47,859,500
235,705	Honeywell International Inc.	49,429,695
151,040	Illinois Tool Works Inc.	39,563,418
		201,946,463

	Industrials - Commercial & Professional Services -- 3.36%
108,780	Cintas Corporation	65,557,355
1,291,170	Copart, Inc.*	63,267,330
		128,824,685

	Information Technology - Semiconductors & Semiconductor Equipment -- 8.06%
353,061	Advanced Micro Devices, Inc.*	52,044,722
77,160	KLA Corporation	44,853,108
60,200	Lam Research Corporation	47,152,252
128,605	NVIDIA Corporation	63,687,768
372,750	Skyworks Solutions, Inc.	41,904,555
351,220	Texas Instruments Incorporated	59,868,961
		309,511,366

	Information Technology - Software & Services -- 18.73%
106,995	Adobe Incorporated*	63,833,217
224,805	Atlassian Corp Class A*	53,472,118
158,260	Cadence Design Systems, Inc.*	43,105,276
197,490	CrowdStrike Holdings, Inc. Class A*	50,423,147
456,475	Microsoft Corporation	171,652,859
163,795	Palo Alto Networks, Inc.*	48,299,870
80,000	Roper Technologies, Inc.	43,613,600
266,065	Salesforce, Inc.*	70,012,344
83,460	ServiceNow, Inc.*	58,963,655
97,030	Synopsys, Inc.*	49,961,717
237,820	Workday, Inc. Class A*	65,652,589
		718,990,392

	Information Technology - Technology Hardware & Equipment -- 2.93%
583,760	Apple Inc.	112,391,313

	Materials - Materials -- 2.77%
202,240	Sherwin-Williams Company	63,078,656
190,310	Vulcan Materials Company	43,202,273
		106,280,929

	Real Estate - Real Estate Management & Development -- 0.91%
376,570	CBRE Group, Inc. Class A*	35,054,901

	TOTAL COMMON STOCKS
	(cost $1,653,330,449)	3,694,265,087

SHORT-TERM INVESTMENTS -- 3.75%
	Money Market Deposit Account – 0.40%
$15,495,996	U.S. Bank Money Market, 5.270%	15,495,996

	Money Market Fund – 1.27%
48,744,512	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 5.266%	48,744,512

	U.S. Government Securities – 2.08%
40,000,000	U.S. Treasury Bill 01/02/2024, (1)	40,000,000
40,000,000	U.S. Treasury Bill 02/01/2024, 4.881%	39,824,225
		79,824,225

	TOTAL SHORT-TERM INVESTMENTS
	(cost $144,055,608)	144,064,733

	TOTAL INVESTMENTS
	(cost $1,797,386,057) – 99.99%	3,838,329,820

	OTHER ASSETS, NET OF LIABILITIES - 0.01%	369,863

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$3,838,699,583

* Non-income producing security.
(1) The Treasury Bill has reached full maturity.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          Level 1 - quoted prices in active markets for identical investments

          Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1
Common Stocks(1)	$3,694,265,087
Money Market Deposit Account	15,495,996
Money Market Fund	48,744,512
Level 2
U.S. Government Securities	79,824,225
Level 3
None	—
Total	$3,839,329,820

(1) See Schedule above for further detail by industry.